Taxes - Schedule of Cash Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income taxes, net of amounts refunded	$ 4,432	$ 9,577	$ 5,293
Employment taxes	1,207	1,196	1,284
Property and other taxes	1,737	1,796	1,868
Total	$ 7,376	$ 12,569	$ 8,445